Related Party Transactions (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Director
Related Party Transaction [Line Items]
Revenue from related parties	$ 70	$ 77
Preferred Shareholder
Related Party Transaction [Line Items]
Revenue from related parties	40
Expenses from related parties	$ 48	$ 16